Estimates (Other Current Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Other Information [Abstract]
Deposits paid to vendors	$ 74	$ 74
Income taxes receivable	128	326
Prepaid expenses and other	301	193
Total other current assets	$ 503	$ 593